Statement of Cash Flows (Unaudited)	9 Months Ended
Sep. 30, 2018 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income loss	$ (1,402)
Change in non-cash working capital items
Decrease in accrued liability	(1,000)
CASH FLOWS USED BY OPERATING ACTIVITIES	(2,402)
CASH FLOWS FROM FINANCING ACTIVITIES
Stock subscription receivable	(1,250)
Contributed capital	3,652
CASH FLOWS FROM FINANCING ACTIVITIES	2,402
NET INCREASE IN CASH	0
Cash, beginning of period	0
Cash, end of period	0
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid	0
Income taxes paid	0
SUPPLEMENTAL DISCLOSURES FOR NON-CASH INVESTING AND FINANCING ACTIVITIES
Redemption of common shares in connection with change of control	$ 1,950